Share Capital and Reserves	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share Capital and Reserves
Note 19 – Share Capital and Reserves

A.	Share Capital

	Company
	No. of shares
	('000)
	2023	2022
Authorised and in issue at January, 1	53,887	53,879
Share repurchase and cancelled	(1,128)	-
Issued for share plan	7	8
Authorised and in issue at December. 31	52,766	53,887

All shares rank equally with regard to the Company’s residual assets. The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company. All issued shares are fully paid with no par value.

The capital structure of the Company comprises of issued capital and accumulated profits and the capital structure is managed to ensure that the Company will be able to continue to operate as a going concern. The Company is not subjected to externally imposed capital requirements.

In 2023, 7,259 (2022: 8,037) ordinary shares were granted under the Share Incentive Plan to key management at an average price of $31.62 (2022: $47.22) per share.

B.	Translation reserve

The translation reserve includes all the foreign currency differences stemming from translation of financial statements of foreign activities as well as from translation of items defined as investments in foreign activities commencing from January 1, 2007 (the date IC first adopted IFRS).

C.	Capital reserves

The capital reserve reflects the portion of the gain or loss on the hedging instrument that is determined to be an effective hedge (i.e. the portion that is offset by the change in the cash flow hedge reserve).

D.	Dividends

In April 2021, Kenon’s board of directors approved a cash dividend of $1.86 per share (an aggregate amount of approximately $100 million), to Kenon’s shareholders of record as of the close of trading on April 29, 2021, paid on May 6, 2021.

In November 2021, Kenon’s board of directors approved a cash dividend of $3.50 per share (an aggregate amount of approximately $189 million), to Kenon’s shareholders of record as of the close of trading on January 19, 2022, paid on January 27, 2022.

In March 2023, Kenon’s board of directors approved a cash dividend of $2.79 per share (an aggregate amount of approximately $150 million), payable to Kenon’s shareholders of record as of the close of trading on April 10, 2023, paid on April 19, 2023.

E.	Kenon's share plan

Kenon has established a Share Incentive Plan for its directors and management. The plan provides grants of Kenon shares, as well as stock options in respect of Kenon’s shares, to directors and officers of the Company pursuant to awards, which may be granted by Kenon from time to time, representing up to 3% of the total issued shares (excluding treasury shares) of Kenon. During 2023, 2022 and 2021, Kenon granted awards of shares to certain members of its management. Such shares are vested upon the satisfaction of certain conditions, including the recipient’s continued employment in a specified capacity and Kenon’s listing on each of the NYSE and the TASE. The fair value of the shares granted in 2023 is $229 thousand (2022: $267 thousand, 2021: $234 thousand) and was determined based on the fair value of Kenon’s shares on the grant date. Kenon recognized $296 thousand as general and administrative expenses in 2023 (2022: $292 thousand, 2021: $258 thousand).

F.	Capital reduction

In May 2022 and June 2022, Kenon received shareholder approval at its annual general meeting and approval of the High Court of the Republic of Singapore, respectively, for a capital reduction to return share capital amounting to $10.25 per share ($552 million in total) to Kenon’s shareholders of record as of the close of trading on June 27, 2022, paid on July 5, 2022.

G.	Share repurchase plan

In 2023, the Company repurchased approximately 1.1 million of its own shares out of accumulated profit for approximately $28 million under the ongoing share repurchase plan. These shares were cancelled during the year ended December 31, 2023.